UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           --------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------


Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina       05/07/13
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:        $27,725
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number         Name

     1            028-13407                    St. George Partners, LLC
     2            028-13408                    Ian Banwell

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING    AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE      SHARED    NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ---------- --------- -------
THE ADT CORPORATION          COM              00101J106    416      8500  SH         DEFINED    1,2        8500     0         0
ANNALY CAP MGMT INC          COM              035710409   3178    200000  SH         DEFINED    1,2      200000     0         0
APPLE INC                    CALL             037833900   1107      2500  SH  CALL   DEFINED    1,2        2500     0         0
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778    515     12680  SH         DEFINED    1,2       12680     0         0
CITIGROUP INC                CALL             172967904    442     10000  SH  CALL   DEFINED    1,2       10000     0         0
CITIGROUP INC                COM NEW          172967424    641     12397  SH         DEFINED    1,2       12397     0         0
DANAHER CORP DEL             COM              235851102    311      5000  SH         DEFINED    1,2        5000     0         0
EGA EMERGING GLOBAL SHS TR   EGS EMKTCONS ETF 268461779    331     12456  SH         DEFINED    1,2       12456     0         0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    467     21000  SH         DEFINED    1,2       21000     0         0
ISHARES INC                  EM MKT MIN VOL   464286533    335      5508  SH         DEFINED    1,2        5508     0         0
ISHARES TR                   BARCLYS TIPS BD  464287176    743      6126  SH         DEFINED    1,2        6126     0         0
ISHARES TR                   BARCLYS 7-10 YR  464287440    723      6735  SH         DEFINED    1,2        6735     0         0
ISHARES TR                   MSCI EAFE INDEX  464287465    201      3401  SH         DEFINED    1,2        3401     0         0
ISHARES TR                   DJ US REAL EST   464287739    345      4968  SH         DEFINED    1,2        4968     0         0
ISHARES TR                   HIGH YLD CORP    464288513    398      4223  SH         DEFINED    1,2        4223     0         0
JPMORGAN CHASE & CO          COM              46625H100    413      8700  SH         DEFINED    1,2        8700     0         0
MICROSOFT CORP               COM              594918104   2368     82800  SH         DEFINED    1,2       82800     0         0
MORGAN STANLEY               COM NEW          617446448    731     33250  SH         DEFINED    1,2       33250     0         0
PENNYMAC MTG INVT TR         COM              70931T103    531     20500  SH         DEFINED    1,2       20500     0         0
PENNYMAC MTG INVT TR         CALL             70931T903   1683     65000  SH  CALL   DEFINED    1,2       65000     0         0
SPDR S&P 500 ETF TR          TR UNIT          78462F103    340      2167  SH         DEFINED    1,2        2167     0         0
SPDR S&P 500 ETF TR          CALL             78462F903   4700     30000  SH  CALL   DEFINED    1,2       30000     0         0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   1807     43268  SH         DEFINED    1,2       43268     0         0
SIRIUS XM RADIO INC          COM              82967N108    112     36350  SH         DEFINED    1,2       36350     0         0
SMITHFIELD FOODS INC         COM              832248108    544     20535  SH         DEFINED    1,2       20535     0         0
SMITHFIELD FOODS INC         CALL             832248908    662     25000  SH  CALL   DEFINED    1,2       25000     0         0
SOUTHERN COPPER CORP         COM              84265V105   1315     35000  SH         DEFINED    1,2       35000     0         0
CNH GLOBAL N V               SHS NEW          N20935206    417     10100  SH         DEFINED    1,2       10100     0         0
TRONOX LTD                   SHS CL A         Q9235V101    525     26500  SH         DEFINED    1,2       26500     0         0
STAR BULK CARRIERS CORP      SHS NEW          Y8162K121   1424    199976  SH         DEFINED    1,2      199976     0         0